CONCENTRATION (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2025 CNY (¥)
Concentration Risk [Line Items]
Cash deposit at financial instutions	$ 6,265,978	$ 657,205
Cash FDIC insured amount	$ 70,235			¥ 500,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.30%	38.60%	41.80%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.70%	28.00%	29.50%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.90%	11.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.50%	51.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.10%	19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.30%	28.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.50%	50.80%	41.80%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	21.40%	29.50%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.20%		11.10%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.80%